Equity-accounted Investments - Additional Information (Detail)			1 Months Ended		3 Months Ended	4 Months Ended	12 Months Ended
	May 08, 2019 USD ($)	Jan. 31, 2018 USD ($)	Nov. 30, 2018 USD ($)	Dec. 31, 2015 ft³	Dec. 31, 2018 USD ($)	May 08, 2019 USD ($)	Dec. 31, 2020 USD ($) vessel lease m³	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2016	Dec. 02, 2015	Nov. 30, 2011 USD ($)
Schedule of Equity Method Investments [Line Items]
Investments in subsidiaries							$ 1,075,653,000	$ 1,173,728,000
Investment in equity private placement							1,075,691,000	1,163,322,000
Equity income							$ 77,333,000	$ (14,523,000)	$ 61,054,000
Minimum
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest							20.00%
Maximum
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest							52.00%
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest							30.00%
Altera
Schedule of Equity Method Investments [Line Items]
Proceeds from sale of assets, net of cash sold (notes 13 and 18)	$ 100,000,000
Equity Method Investment, Realized Gain (Loss) on Disposal							$ 8,900,000
Due from Affiliate, Noncurrent	25,000,000					$ 25,000,000
Equity Method Investment, Other than Temporary Impairment							64,900,000
Magnora ASA [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest								43.50%				40.00%
Proceeds from sale of assets, net of cash sold (notes 13 and 18)			$ 27,000,000
Equity Method Investment, Realized Gain (Loss) on Disposal					$ 15,300,000
Investment in equity private placement												$ 25,000,000
Teekay LNG
Schedule of Equity Method Investments [Line Items]
Principal Amount Outstanding On Secured Loan Facilities and Fair Value of Interest Rate Swaps							1,400,000,000
Equity Method Investment, Realized Gain (Loss) on Disposal							$ 5,600,000
Teekay LNG | Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest							33.00%
Number of vessels | vessel							4
Volume of vessels (in cubic meters) | m³							160,400
Principal Amount Outstanding On Secured Loan Facilities and Fair Value of Interest Rate Swaps							$ 203,400,000
Guarantor Obligations, Current Carrying Value							300,000	$ 500,000
Teekay LNG | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest											30.00%
Investments in subsidiaries							$ 73,400,000	73,400,000
Debt instrument spread on variable rate							6.00%
Interest receivable							$ 4,600,000	2,800,000
Due from joint ventures					$ 79,100,000				79,100,000
Teekay LNG | Bahrain LNG Joint Venture | LNG receiving and regasification terminal
Schedule of Equity Method Investments [Line Items]
Capacity of production facility, per day | ft³				800,000,000
Onshore nitrogen production facility lease period (in years)							20 years
Teekay LNG | Excalibur Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest		50.00%
Guarantor Obligations, Current Carrying Value							$ 100,000
Principal Amount Outstanding On Secured Loan Facilities							15,900,000
Difference between carrying amount and book value							$ 12,000,000.0	12,500,000
Teekay LNG | Excelsior Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest		50.00%
Teekay LNG | Excalibur Joint Venture And Excelsior Joint Venture
Schedule of Equity Method Investments [Line Items]
Proceeds from sale of assets, net of cash sold (notes 13 and 18)		$ 54,000,000
Teekay LNG | Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest							50.00%			50.00%
Guarantor Obligations, Current Carrying Value							$ 1,300,000	900,000
Interest receivable							0	300,000
Principal Amount Outstanding On Secured Loan Facilities And Finance Leases							238,200,000
Difference between carrying amount and book value							$ 18,200,000	23,600,000
Number of Lessors | lease							4
Due from joint ventures							$ 42,300,000	52,300,000
Teekay LNG | MALT Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest							52.00%
Guarantor Obligations, Current Carrying Value							$ 200,000	300,000
Teekay LNG | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Difference between carrying amount and book value							$ 10,000,000.0	10,500,000
Teekay LNG | Pan Union Joint Venture | Pan Asia and Pan Americas
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest							30.00%
Teekay LNG | Pan Union Joint Venture | Pan Europe and Pan Africa
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest							20.00%
Teekay LNG | Pan Union Joint Venture | LNG Carriers | Pan Asia and Pan Americas
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel							2
Teekay LNG | Pan Union Joint Venture | LNG Carriers | Pan Europe and Pan Africa
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel							2
Teekay LNG | RasGas III Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest							40.00%
Teekay LNG | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest		50.00%					50.00%
Principal Amount Outstanding On Secured Loan Facilities and Fair Value of Interest Rate Swaps							$ 807,700,000
Guarantor Obligations, Current Carrying Value							$ 2,200,000	2,200,000
Teekay LNG | Yamal LNG Joint Venture | LNG Carriers
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel							6
Teekay LNG | LIBOR | Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Debt instrument spread on variable rate							0.50%
MALT Joint Venture
Schedule of Equity Method Investments [Line Items]
Principal Amount Outstanding On Secured Loan Facilities							$ 134,600,000
Teekay Tankers | High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest							50.00%
Teekay Tankers | High-Q Joint Venture | VLCC
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel							1
Altera
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Realized Gain (Loss) on Disposal								8,900,000
Due from Affiliate, Noncurrent	$ 25,000,000.0					25,000,000.0
Equity Method Investment, Other than Temporary Impairment								$ 64,900,000
Equity income						$ (75,814,000)	$ 0		$ (6,907,000)
NYK Energy Transport | Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest							33.00%
Mitsui & Co. Ltd | Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest							34.00%
Nogaholdings | Teekay LNG | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest											30.00%
GIC | Teekay LNG | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest											24.00%
Samsung | Teekay LNG | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest											16.00%
Exmar [Member] | Teekay LNG | Excalibur Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest		50.00%
Exmar NV | Teekay LNG | Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest		50.00%
China LNG | Teekay LNG | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest		50.00%
Qatar Gas Transport Company Ltd | RasGas III Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest							60.00%
Time charters | Teekay LNG | Bahrain LNG Joint Venture | LNG receiving and regasification terminal
Schedule of Equity Method Investments [Line Items]
Onshore nitrogen production facility lease period (in years)							21 years